Contract assets	12 Months Ended
Dec. 31, 2024
Contract Assets
Contract assets

14	Contract assets

	December 31, 2023	Additions (i)	Write-offs (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2024 (iii)

Total contract assets	7,393,096	6,675,914	(164,022)	5,796	(9,033,117)	4,877,667

(i)	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Praia Grande, in the amounts of R$ 2,744 million, R$ 518 million and R$ 239 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Guarulhos and Itanhaém, in the amounts of R$ 3,632 million, R$ 353 million and R$ 241 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Guarulhosa and Francisco Morato, in the amounts of R$ 1,165 million, R$ 418 million and R$ 260 million, respectively.

As of December 31, 2024 and 2023, there were no leases amounts recorded in the contract assets recognized before December 31, 2019 in accordance with IAS 17.

	December 31, 2022	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2023 (iii)

Total contract assets	8,613,968	6,026,053	384	(7,247,309)	7,393,096

	December 31, 2021	Additions (i)	Transfers	Transfers of works to intangible assets	December 31, 2022

Total contract assets	8,550,102	5,240,528	2,702	(5,179,364)	8,613,968

(a)	Capitalization of interest and other finance charges

The Company capitalizes interest, inflation adjustments, and exchange variations in the contract asset, totaling R$ 564,302 (R$ 638,208 in 2023 and R$ 622,803 in 2022) during the construction period.

(b)	Construction margin

The Company is primarily responsible for the construction and installation of the concession infrastructure, either by using its employees or contracting third parties, and is significantly exposed to its risks and benefits. Accordingly, the Company recognizes revenue from construction services corresponding to construction costs increased by gross margin.

Constructions related to the concessions are usually performed by third parties. In such a case, the margin is lower, to cover administration costs and the assumption of responsibility for primary risk is lower. In 2024 and 2023 the margin was 2.3%.

Construction margin for 2024, 2023 and 2022 were R$ 139,976, R$ 125,603 and R$ 109,369, respectively.

(c)	Expropriations

As a result of the construction of priority projects related to water and sewage systems, the Company is required to expropriate third party properties, whose owners are compensated either amicably or through court.

The costs of such expropriations are recorded in the contract asset the execution of the works. In 2024 and 2023, the total referring to expropriations was R$ 64,047 and R$ 58,682, respectively.